Schedule of condensed balance sheets of parent company (Details) (Parenthetical) - $ / shares	Sep. 30, 2024	Aug. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Common stock, par value			$ 0.0001
Common shares, shares authorized			555,000,000
Ordinary shares, shares issued		46,527,999
Ordinary shares, shares outstanding	46,527,999	46,527,999	33,980,753
Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value			$ 0.001	$ 0.001
Common shares, shares authorized			58,030,000	58,030,000
Ordinary shares, shares issued			58,030,000	58,030,000
Ordinary shares, shares outstanding			58,030,000	58,030,000